SUPPLEMENTARY CASHFLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SUPPLEMENTARY CASHFLOW INFORMATION
Schedule of cash flows arising from changes in non-cash working capital

	Year Ended December 31,
Cash flows arising from movement in:	2024	2023
Trade and other receivables	(1,431)	(2,013)
Prepaid expenses and other assets	(621)	(133)
Deferred revenue	—	(746)
Trade payables and other liabilities	(1,900)	2,297
Other liabilities - non-current	114	140
Changes in working capital	(3,838)	(455)

Schedule of significant non-cash transactions from investing and financing activities

		Year Ended December 31,
	Note	2024	2023
Investing Activity
Settlement of deferred consideration for Spin through share issuance	6, 12	(2,139)	(1,104)

Financing Activity
Settlement of convertible debt through share issuance	7	(2,704)	(2,127)

Schedule of split of cash and non-cash interest expense and other financing charges included in the consolidated statement of loss and comprehensive loss

	Year Ended December 31, 2024			Year Ended December 31, 2023
	Cash	Non-cash	Total	Cash	Non-cash	Total
Interest income	—	—	—	—	—	—
Interest and financing fees	(739)	(164)	(903)	(211)	(1)	(212)
Foreign exchange gain (loss)	(377)	(28)	(405)	67	—	67
Lease interest expense	—	(123)	(123)	(65)	—	(65)
Accretion expense on deferred consideration	—	(428)	(428)	—	(403)	(403)
Accretion expense on convertible debt	—	(1,298)	(1,298)	—	(1,536)	(1,536)
	(1,116)	(2,041)	(3,157)	(209)	(1,940)	(2,149)